Short-Term Debt And Credit Agreements (Tables)	Nov. 18, 2019
Schedule of Line of Credit Facilities	Commercial paper and letters of credit outstanding, as well as capacity available under credit facilities were as follows:

	Facility Limit	Outstanding Commercial Paper (1)	Outstanding Letters of Credit	Facility Capacity Available
(millions)
At December 31, 2018
Joint revolving credit facility (2)	$6,000	$324	$88	$5,588
At December 31, 2017
Joint revolving credit facility (3)	$5,000	$3,298	$—	$1,702
Joint revolving credit facility (3)	500	—	76	424

Total	$5,500	$3,298	$76	$2,126

(1)	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facilities were 2.93% and 1.61% at December 31, 2018 and 2017, respectively.
(2)
This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

(3)
These credit facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. The facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

Virginia Electric and Power Company
Schedule of Line of Credit Facilities
Virginia Power’s share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Dominion Energy Gas and Questar Gas were as follows:

	Facility Limit	Outstanding Commercial Paper (1)	Outstanding Letters of Credit
(millions)
At December 31, 2018
Joint revolving credit facility (2)	$6,000	$314	$16
At December 31, 2017
Joint revolving credit facility (3)	$5,000	$542	$—
Joint revolving credit facility (3)	500	—	—

Total	$5,500	$542	$—

(1)	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 2.94% and 1.65% at December 31, 2018 and 2017, respectively.
(2)
The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers
Dominion Energy, Dominion Energy Gas and Questar Gas. The
sub-limit
for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit
for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit,
whichever is less) of letters of credit.

(3)
These facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. The full amount of the facilities was available to Virginia Power, less any amounts outstanding to co-borrowers
Dominion Energy, Dominion Energy Gas and Questar Gas.
These facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.

Dominion Energy Gas Holdings, LLC
Schedule of Line of Credit Facilities
Dominion Energy Gas’ share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Virginia Power and Questar Gas were as follows:

	Facility Limit	Outstanding Commercial Paper (1)	Outstanding Letters of Credit
(millions)
At December 31, 2018
Joint revolving credit facility (2)	$1,500	$10	$—
At December 31, 2017
Joint revolving credit facility (3)	$1,000	$629	$—
Joint revolving credit facility (3)	500	—	—

Total	$1,500	$629	$—

(1)	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 2.58% and 1.57% at December 31, 2018 and 2017, respectively.

SCANA [Member]
Schedule of Line of Credit Facilities
At closing of the SCANA Combination, commercial paper and letters of credit outstanding, as well as capacity available under SCANA’s existing credit facilities were as follows:

SCANA Corporation		SCE&G	PSNC	Total
(millions, except percentages)
Total facility limit	$400	$1,200	(1) $ 200	$1,800
Letters of credit advances	40 (2)	—	—	40
Weighted-average interest rate	3.87%	n/a	n/a	3.87%
Outstanding commercial paper	2	73	98	173
Weighted-average interest rate	3.65%	3.82%	3.49%	3.63%
Outstanding letters of credit	37	—	—	37

Facility capacity available	$321	$1,127	$ 102	$1,550

(1)	Includes South Carolina Fuel Company, Inc.’s $ 500 million credit facility.

(2)	In January 2019, SCANA repaid $ 40 million in letter of credit advances.